Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB
License	—	35,410
Software copyright	—	14,506
Customer database	9,697	9,697
Customer relationship	—	2,833
Trademark	162	162
Less: Accumulated amortization	(4,436)	(12,818)

Intangible assets, net	5,423	49,790

Schedule of amortization expenses related to the intangible assets for future periods

	2020	2021	2022	2023	2024	2025 and thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	11,412	6,577	2,396	2,379	2,366	24,660	49,790